RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Restricted Cash	Restricted cash consists of the following:

	As of December 31,
	2012	2013

Bank deposits pledged as security for issuing letters of credit	$18	$919

Restricted cash	$18	$919